Restatement of 2018 Financial Statements	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Restatement of 2018 Financial Statements
26.	RESTATEMENT OF 2018 FINANCIAL STATEMENTS
The Company originally concluded that the Company did not control certain entities that own cannabis licenses. The Company held management agreements where it performed management services in exchange for management fees. In preparation of the 2019 financial statements, the Company concluded that by applying IFRS 10, it did have control of these entities upon the execution of the management agreements in 2015 for Mission MA Inc. (“MMA”) and in 2017 for Chesapeake Integrated Health Institute, LLC (“CIHI”) and for Premium Medicine of Maryland (“Premium”).
The Company incorrectly applied these standards to its audited consolidated financial statements for the year ended December 31, 2018 and earlier years. The correction is being applied retroactively beginning with the year that the management agreements were executed. A prior period adjustment has been applied to the Consolidated Statements of Changes in Equity (Deficit) as of January 1, 2018 for the cumulative effect of this restatement for years prior to 2018. All comparative financial statements shown include the restated values for 2018.

The effect of this restatement on the 2018 financial statements continue on the following pages:

Impact on the consolidated statements of operations for the year ended December 31, 2018	As previously reported	Effect of correction	As restated
REVENUE	$3,663	$103	$3,766
Cost of goods sold, sale of grown and manufactured products	(871)		(871)
Cost of goods sold, sales of purchased products	(1,643)	(104)	(1,747)

Gross profit before fair value adjustments	1,149	(1)	1,148
Realized fair value included in inventory sold	(209)	—	(209)
Unrealized fair value gain on biological assets	418	—	418

Gross (loss) profit	1,358	(1)	1,357
Selling and marketing expenses	3,152	—	3,152
General and administrative expenses	7,965	833	8,798
Depreciation and amortization	385	—	385
Equity based compensation	1,188	—	1,188

Total operating expenses	12,690	833	13,523
Loss from operations	(11,332)	(834)	(12,166)
Other income (expense)
Interest income	882	(881)	1
Interest expense	(1,545)	—	(1,545)
Other Income, legal settlement	3,800	—	3,800
Other expense	(38)	—	(38)

Total other income (expense)	3,099	(881)	2,218

Loss before income taxes	(8,233)	(1,715)	(9,948)
Income tax expense	(105)	—	(105)

Net loss after income tax expense	(8,338)	(1,715)	(10,053)
Net loss attributable to non-controlling interest	(871)	(434)	(1,305)

Net loss attributable to 4Front Holdings, LLC	$(7,467)	$(1,281)	$(8,748)

Impact on the consolidated statements of financial condition for the period ended January 1, 2018	As previously reported	Effect of correction	As restated
ASSETS
Current Assets:
Cash	$3,609	$50	$3,659
Accounts receivable	19	6	25
Other receivables	71	1	72
Inventory	19	—	19
Notes receivable and accrued interest	125	3	128

Total Current Assets	3,843	60	3,903
Property and equipment, net	5,506	388	5,894
Notes receivable and accrued interest	2,982	(2,367)	615
Intangible assets, net	1,141	—	1,141
Deposits	307	44	351

TOTAL ASSETS	$13,779	$(1,875)	$11,904

LIABILITIES AND DEFCIENCY
LIABILITIES
Current Liabilities:
Accounts payable	$461	$—	$461
Accrued expenses and other current liabilities	155	—	155
Deferred rent	121	—	121
Notes payable and accrued interest	3,795	—	3,795

Total current liabilities	4,532	—	4,532
Convertible notes	9,436	—	9,436
Unearned revenue	368	(1)	367

TOTAL LIABILITIES	14,336	(1)	14,335

Deficiency
Share Capital	10,064	—	10,064
Reserve	1,039	—	1,039
Deficit	(11,451)	(1,288)	(12,739)
Non-controlling interest	(209)	(586)	(795)

TOTAL DEFICIENCY	(557)	(1,874)	(2,431)

TOTAL LIABILITIES AND DEFICIENCY	$13,779	$(1,875)	$11,904

Impact on the consolidated statements of financial condition for the year ended December 31, 2018	As previously reported	Effect of correction	As restated
ASSETS
Current Assets:
Cash	$1,263	$172	$1,435
Other receivables	3,920	13	3,933
Inventory	4,029	56	4,085
Biological assets	755	—	755
Prepaid expenses	266	6	272
Notes receivable and accrued interest from related parties	490	(490)	—

Total Current Assets	10,723	(243)	10,480
Property and equipment, net	13,581	6,268	19,849
Notes receivable and accrued interest from related parties	12,122	(10,730)	1,392
Intangible assets	21,893	—	21,893
Goodwill	6,066	—	6,066
Deposits	631	158	789

TOTAL ASSETS	$65,016	$(4,547)	$60,469

LIABILITIES AND EQUITY
LIABILITIES
Current Liabilities:
Accounts payable	$1,951	$92	$2,043
Deferred rent	230	—	230
Taxes payable	648	—	648
Lease liability	42	—	42
Notes payable and accrued interest	9,198	—	9,198

Total current liabilities	12,069	92	12,161
Deferred tax liability	232	—	232
Lease liability	45	—	45

TOTAL LIABILITIES	12,346	92	12,438

Shareholders’ Equity
Share Capital	70,009	(1,050)	68,959
Reserve	2,227	—	2,227
Deficit	(18,919)	(2,568)	(21,487)
Non-controlling interest	(647)	(1,021)	(1,668)

TOTAL EQUITY	52,670	(4,639)	48,031

TOTAL LIABILITIES AND EQUITY	$65,016	$(4,547)	$60,469

Impact on the consolidated statements of cash flows for the year ended December 31, 2018	As Previously Reported	Effect of Correction	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss attributable to controlling interest	$(7,468)	$(1,280)	$(8,748)
Net loss attributable to non-controlling interest	(871)	(434)	(1,305)
Adjustments to reconcile change in net loss to net cash used by operating activities
Depreciation and amortization	545	—	545
Loss on disposal of property and equipment	3	—	3
Equity based compensation	1,188	—	1,188
Accrued interest income on notes receivable from related parties	(995)	—	(995)
Accrued interest on notes payable to related parties	223	(2)	221
Amortization of loan discount on convertible notes	684	—	684
Amortization of loan discount on note payable to related party	150	—	150
Deferred rent expense	109	—	109
Changes in operating assets and liabilities		—
Accounts receivable	19	(6)	13
Other receivables	(3,849)	(2)	(3,851)
Deposits	(185)	(113)	(298)
Inventory	(1,409)	(56)	(1,465)
Biological assets	(345)	—	(345)
Prepaid expenses	(70)	(3)	(73)
Accounts payable	849	90	939
Accrued expenses and other liabilities	320	—	320
Taxes payable	105	—	105
Unearned revenue	(428)	—	(428)

NET CASH USED IN OPERATING ACTIVITIES	(11,425)	(1,806)	(13,231)

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Healthy Pharms Inc., net of cash acquired	(20,980)	—	(20,980)
Purchase of non-controlling interest	(500)	—	(500)
Issuance of notes receivable to related parties	(8,634)	9,008	374
Purchases of property and equipment	(4,003)	(5,880)	(9,883)

NET CASH USED IN INVESTING ACTIVITIES	(34,117)	3,128	(30,989)

CASH FLOWS FROM FINANCING ACTIVITIES
Sale of Class D units	13,355	—	13,355
Sale of Class F units	29,952	—	29,952
Class C units Redemption	(287)	—	(287)
Non-controlling interest members’ contributions	637	—	637
Non-controlling interest members’ distribution	—	(1,200)	(1,200)
Finance Lease Liability	(6)	—	(6)
Issuance of Notes Payable	2,850	—	2,850
Repayment of Notes Payable	(3,000)	—	(3,000)
Repayment of Notes Payable to Related Parties	(305)	—	(305)

NET CASH PROVIDED BY FINANCING ACTIVITIES	43,196	(1,200)	41,996
NET (DECREASE) INCREASE IN CASH	(2,346)	122	(2,224)
CASH, BEGINNING OF YEAR	3,609	50	3,659

CASH, END OF YEAR	$1,263	$172	$1,435